AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 104.2%
	ADVERTISING — 0.5%
13,285	Trade Desk, Inc. - Class A*	$556,509

	AEROSPACE/DEFENSE — 1.4%
3,179	Boeing Co.*	434,633
1,360	Lockheed Martin Corp.	584,745
8,015	Raytheon Technologies Corp.	770,322
		1,789,700
	AGRICULTURE — 0.5%
5,006	Altria Group, Inc.	209,101
4,314	Philip Morris International, Inc.	425,964
		635,065
	AUTO MANUFACTURERS — 0.1%
234	Tesla, Inc.*	157,580

	BANKS — 2.2%
23,998	Bank of America Corp.	747,058
10,097	JPMorgan Chase & Co.	1,137,023
4,811	Morgan Stanley	365,925
13,003	Wells Fargo & Co.	509,327
		2,759,333
	BEVERAGES — 1.1%
11,562	Coca-Cola Co.	727,365
4,057	PepsiCo, Inc.	676,140
		1,403,505
	BIOTECHNOLOGY — 0.1%
671	Illumina, Inc.*	123,706

	CHEMICALS — 0.6%
391	Air Products and Chemicals, Inc.	94,028
1,390	Dow, Inc.	71,738
972	DuPont de Nemours, Inc.	54,024
487	Ecolab, Inc.	74,881
962	Linde PLC[1]	276,604
398	PPG Industries, Inc.	45,507
454	Sherwin-Williams Co.	101,655
		718,437
	COMMERCIAL SERVICES — 6.6%
14,391	Automatic Data Processing, Inc.[2]	3,022,686
12,584	CoStar Group, Inc.*	760,199
39,911	PayPal Holdings, Inc.*,2	2,787,384

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	COMMERCIAL SERVICES (Continued)
1,866	S&P Global, Inc.	$628,954
5,530	Verisk Analytics, Inc. - Class A	957,188
		8,156,411
	COMPUTERS — 12.9%
21,127	Accenture PLC[1]	5,865,912
16,802	Apple, Inc.[2]	2,297,169
17,972	Cognizant Technology Solutions Corp. - Class A2	1,212,930
7,194	Crowdstrike Holdings, Inc. - Class A*,2	1,212,621
20,853	Fortinet, Inc.*,2	1,179,863
30,807	International Business Machines Corp.[2]	4,349,640
		16,118,135
	COSMETICS/PERSONAL CARE — 1.1%
2,462	Colgate-Palmolive Co.	197,305
682	Estee Lauder Cos., Inc. - Class A	173,685
7,023	Procter & Gamble Co.	1,009,837
		1,380,827
	DIVERSIFIED FINANCIAL SERVICES — 9.4%
2,073	American Express Co.	287,359
17,622	Mastercard, Inc. - Class A2	5,559,389
29,726	Visa, Inc. - Class A2	5,852,752
		11,699,500
	ELECTRIC — 0.0%
33	Duke Energy Corp.	3,538
74	NextEra Energy, Inc.	5,732
45	Southern Co.	3,209
		12,479
	ELECTRONICS — 0.6%
1,279	Agilent Technologies, Inc.	151,907
3,680	Honeywell International, Inc.	639,621
		791,528
	FOOD — 0.2%
4,072	Mondelez International, Inc.	252,830

	HEALTHCARE-PRODUCTS — 4.1%
8,635	Abbott Laboratories	938,193
2,220	Baxter International, Inc.	142,590
6,579	Boston Scientific Corp.*	245,199
3,298	Danaher Corp.	836,109
2,890	Edwards Lifesciences Corp.*	274,810

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
361	IDEXX Laboratories, Inc.*	$126,613
1,635	Intuitive Surgical, Inc.*	328,161
6,569	Medtronic PLC[1]	589,568
632	ResMed, Inc.	132,486
1,644	Stryker Corp.	327,041
1,913	Thermo Fisher Scientific, Inc.	1,039,295
915	Zimmer Biomet Holdings, Inc.	96,130
		5,076,195
	HEALTHCARE-SERVICES — 2.9%
2,481	Centene Corp.*	209,918
1,178	Elevance Health, Inc.	568,479
1,035	HCA Healthcare, Inc.	173,942
528	Humana, Inc.	247,141
4,610	UnitedHealth Group, Inc.[2]	2,367,834
		3,567,314
	HOUSEHOLD PRODUCTS/WARES — 0.1%
941	Kimberly-Clark Corp.	127,176

	INSURANCE — 2.0%
9,284	Berkshire Hathaway, Inc.*,2	2,534,718

	INTERNET — 16.9%
9,281	Airbnb, Inc. - Class A*	826,751
2,769	Alphabet, Inc. - Class A*,2	6,034,371
2,533	Amazon.com, Inc.*	269,030
19,122	eBay, Inc.[2]	796,814
1,263	MercadoLibre, Inc.*	804,367
32,562	Meta Platforms, Inc.*,2	5,250,622
14,300	Netflix, Inc.*,2	2,500,641
3,375	Palo Alto Networks, Inc.*,2	1,667,048
39,892	Snap, Inc. - Class A*	523,782
27,431	Twitter, Inc.*,2	1,025,645
66,978	Uber Technologies, Inc.*,2	1,370,370
		21,069,441
	IRON/STEEL — 0.0%
402	Nucor Corp.	41,973

	MACHINERY-CONSTRUCTION & MINING — 0.4%
2,881	Caterpillar, Inc.	515,008

	MACHINERY-DIVERSIFIED — 0.4%
1,503	Deere & Co.	450,103

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEDIA — 0.1%
762	Altice USA, Inc. - Class A*	$7,048
8	Cable One, Inc.	10,315
197	Charter Communications, Inc. - Class A*	92,300
913	Liberty Global PLC*,1	19,219
		128,882
	MINING — 0.1%
2,420	Freeport-McMoRan, Inc.	70,809
1,407	Newmont Corp.	83,956
		154,765
	OIL & GAS — 0.5%
1,111	Chevron Corp.	160,851
740	ConocoPhillips	66,459
273	EOG Resources, Inc.	30,150
2,416	Exxon Mobil Corp.	206,906
308	Marathon Petroleum Corp.	25,321
546	Occidental Petroleum Corp.	32,149
279	Phillips 66	22,875
132	Pioneer Natural Resources Co.	29,447
223	Valero Energy Corp.	23,700
		597,858
	OIL & GAS SERVICES — 0.0%
795	Schlumberger N.V.[1]	28,429

	PHARMACEUTICALS — 1.9%
966	AbbVie, Inc.	147,953
738	AmerisourceBergen Corp.	104,412
1,223	Becton, Dickinson and Co.	301,506
1,468	Cigna Corp.	386,847
6,429	CVS Health Corp.	595,711
1,820	Dexcom, Inc.*	135,645
434	Eli Lilly & Co.	140,716
1,433	Johnson & Johnson	254,372
1,379	Merck & Co., Inc.	125,723
3,084	Pfizer, Inc.	161,694
		2,354,579
	REITS — 0.6%
1,560	American Tower Corp. - REIT	398,720
2,380	Prologis, Inc. - REIT	280,007
		678,727

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	RETAIL — 0.5%
120	Costco Wholesale Corp.	$57,514
287	Home Depot, Inc.	78,715
4,273	Walmart, Inc.	519,511
		655,740
	SEMICONDUCTORS — 1.1%
1,765	Advanced Micro Devices, Inc.*	134,970
566	Analog Devices, Inc.	82,687
912	Applied Materials, Inc.	82,974
339	Broadcom, Inc.	164,690
4,211	Intel Corp.	157,533
2,555	NVIDIA Corp.	387,312
1,219	QUALCOMM, Inc.	155,715
951	Texas Instruments, Inc.	146,121
		1,312,002
	SOFTWARE — 33.3%
25,417	Activision Blizzard, Inc.[2]	1,978,968
15,139	Adobe, Inc.*,2	5,541,782
3,965	Atlassian Corp. PLC - Class A*,1	743,041
7,449	Autodesk, Inc.*,2	1,280,930
8,969	Cadence Design Systems, Inc.*,2	1,345,619
7,876	Datadog, Inc. - Class A*	750,110
8,670	Electronic Arts, Inc.	1,054,705
19,632	Fidelity National Information Services, Inc.[2]	1,799,665
8,624	Intuit, Inc.[2]	3,324,035
23,194	Microsoft Corp.[2]	5,956,915
52,105	Oracle Corp.[2]	3,640,576
3,258	Roper Technologies, Inc.[2]	1,285,770
31,546	Salesforce, Inc.*,2	5,206,352
6,376	ServiceNow, Inc.*,2	3,031,916
9,917	Snowflake, Inc.*,2	1,379,058
4,618	Synopsys, Inc.*,2	1,402,487
7,216	VMware, Inc. - Class A	822,480
6,716	Workday, Inc. - Class A*,2	937,419
		41,481,828
	TELECOMMUNICATIONS — 0.8%
12,280	AT&T, Inc.	257,389
4,275	Cisco Systems, Inc.	182,286
450	Frontier Communications Parent, Inc.*	10,593
1,621	Lumen Technologies, Inc.	17,685
1,195	T-Mobile US, Inc.*	160,775
7,599	Verizon Communications, Inc.	385,649

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TELECOMMUNICATIONS (Continued)
412	Vonage Holdings Corp.*	$7,762
		1,022,139
	TRANSPORTATION — 1.2%
3,380	Union Pacific Corp.	720,887
3,943	United Parcel Service, Inc. - Class B	719,755
		1,440,642
	TOTAL COMMON STOCKS
	(Cost $162,107,207)	129,793,064

Principal Amount
	SHORT-TERM INVESTMENTS — 1.1%
$1,370,860	UMB Bank Demand Deposit, 0.01%[3]	1,370,860
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,370,860)	1,370,860

	TOTAL INVESTMENTS — 105.3%
	(Cost $163,478,067)	131,163,924

	Liabilities in Excess of Other Assets — (5.3)%	(6,646,205)
	TOTAL NET ASSETS — 100.0%	$124,517,719

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for swap agreement. As of June 30, 2022, the aggregate value of those securities was $49,238,089, representing 39.6% of net assets.
[3]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Venture Capital Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2022 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Reference Entity	Fund Pays	Fund Receives	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	0.50%	Index Return	Monthly	7/1/22	$145,144,575	$8,522	$(1,012,215)
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month Federal Funds + 0.57%	Basket Return	Monthly	7/1/22	74,101,871	614	$(5,377,283)
TOTAL EQUITY SWAP CONTRACTS								$(6,389,498)

[1]	The BNP Paribas Index Swap is made up of the NASDAQ 100 Total Return Index and the S&P 500 Total Return Index and exposure to each index was 153.61% and (153.61)%, respectively.

[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
1,580	Alphabet, Inc. - Class A	$3,443,231	4.65%
13,210	Microsoft Corp.	3,392,724	4.58%
12,035	Accenture PLC	3,341,518	4.51%
16,930	Visa, Inc. - Class A	3,333,348	4.50%
10,035	Mastercard, Inc. - Class A	3,165,842	4.27%
8,625	Adobe, Inc.	3,157,268	4.26%
18,550	Meta Platforms, Inc.	2,991,188	4.04%
17,965	Salesforce, Inc.	2,964,944	4.00%
17,545	International Business Machines Corp.	2,477,179	3.34%
29,675	Oracle Corp.	2,073,392	2.80%
4,910	Intuit, Inc.	1,892,510	2.55%
3,630	ServiceNow, Inc.	1,726,138	2.33%
8,195	Automatic Data Processing, Inc.	1,721,278	2.32%
22,730	PayPal Holdings, Inc.	1,587,463	2.14%
5,290	Berkshire Hathaway, Inc.	1,444,276	1.95%
8,145	Netflix, Inc.	1,424,316	1.92%
2,625	UnitedHealth Group, Inc.	1,348,279	1.82%
9,570	Apple, Inc.	1,308,410	1.77%
14,475	Activision Blizzard, Inc.	1,127,024	1.52%
11,180	Fidelity National Information Services, Inc.	1,024,871	1.38%
1,920	Palo Alto Networks, Inc.	948,365	1.28%
2,630	Synopsys, Inc.	798,731	1.08%
5,645	Snowflake, Inc.	784,994	1.06%
38,145	Uber Technologies, Inc.	780,447	1.05%
5,105	Cadence Design Systems, Inc.	765,903	1.03%
1,855	Roper Technologies, Inc.	732,076	0.99%
4,240	Autodesk, Inc.	729,110	0.98%
4,100	Crowdstrike Holdings, Inc. - Class A	691,096	0.93%
10,235	Cognizant Technology Solutions Corp. - Class A	690,760	0.93%
5,750	JPMorgan Chase & Co.	647,508	0.87%
4,940	Electronic Arts, Inc.	600,951	0.81%
1,090	Thermo Fisher Scientific, Inc.	592,175	0.80%
15,620	Twitter, Inc.	584,032	0.79%
4,000	Procter & Gamble Co.	575,160	0.78%
3,145	Verisk Analytics, Inc. - Class A	544,368	0.73%
4,920	Abbott Laboratories	534,558	0.72%
3,825	Workday, Inc. - Class A	533,894	0.72%
1,875	Danaher Corp.	475,350	0.64%
5,285	Airbnb, Inc. - Class A	470,788	0.64%
4,110	VMware, Inc. - Class A	468,458	0.63%
720	MercadoLibre, Inc.	458,546	0.62%
10,890	eBay, Inc.	453,786	0.61%
4,565	Raytheon Technologies Corp.	438,742	0.59%
7,170	CoStar Group, Inc.	433,140	0.58%
4,485	Datadog, Inc. - Class A	427,151	0.58%
13,665	Bank of America Corp.	425,391	0.57%
2,260	Atlassian Corp. PLC - Class A	423,524	0.57%
6,585	Coca-Cola Co.	414,262	0.56%
1,925	Union Pacific Corp.	410,564	0.55%
2,245	United Parcel Service, Inc. - Class B	409,802	0.55%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.